Schedule of Investments
(unaudited)
October 31, 2023
BlackRock Short Obligations Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities
American Express Credit Account Master Trust,
Series 2022-4, Class A, 4.95%, 10/15/27 . USD 5,000 $ 4,935,907
BMW Vehicle Lease Trust, Series 2023-1,
Class A2, 5.27%, 02/25/25 .......... 1,068 1,065,917
BMW Vehicle Owner Trust, Series 2022-A,
Class A2A, 2.52%, 12/26/24 ......... 612 609,824
Carmax Auto Owner Trust
Series 2022-4, Class A2A, 5.34%, 12/15/25 2,560 2,552,696
Series 2023-1, Class A2A, 5.23%, 01/15/26 3,769 3,755,151
Series 2023-2, Class A2B, (SOFR 30 day
Average + 0.85%), 6.17%, 06/15/26
(a)
. 4,295 4,299,442
Series 2023-3, Class A2B, (SOFR 30 day
Average + 0.60%), 5.92%, 11/16/26
(a)
. 2,707 2,703,322
Series 2023-4, Class A2A, 6.08%, 12/15/26 2,703 2,702,864
Chase Issuance Trust, Series 2022-A1, Class
A, 3.97%, 09/15/27 ............... 4,700 4,557,721
CNH Equipment Trust, Series 2023-A, Class
A2, 5.34%, 09/15/26 .............. 2,132 2,120,527
Ford Credit Auto Lease Trust
Series 2023-A, Class A2A, 5.19%, 06/15/25 793 790,935
Series 2023-B, Class A2A, 5.90%, 02/15/26 1,537 1,535,148
Ford Credit Auto Owner Trust, Series 2022-B,
Class A2A, 3.44%, 02/15/25 ......... 813 810,688
Honda Auto Receivables Owner Trust, Series
2023-2, Class A2, 5.41%, 04/15/26 ..... 3,800 3,782,129
Hyundai Auto Lease Securitization Trust
(b)
Series 2022-B, Class A2A, 2.75%, 10/15/24 706 705,381
Series 2022-C, Class A2A, 4.34%, 01/15/25 421 419,249
Series 2023-A, Class A2A, 5.20%, 04/15/25 2,103 2,096,789
Series 2023-B, Class A2A, 5.47%, 09/15/25 1,752 1,746,038
Series 2023-B, Class A2B, (SOFR 30 day
Average + 0.75%), 6.07%, 09/15/25
(a)
. 1,894 1,895,909
Mercedes-Benz Auto Lease Trust, Series 2023-
A, Class A2, 5.24%, 11/17/25 ......... 7,272 7,239,792
Mercedes-Benz Auto Receivables Trust, Series
2023-2, Class A2, 5.92%, 11/16/26 ..... 2,072 2,071,631
Nissan Auto Receivables Owner Trust
Series 2022-B, Class A2, 4.50%, 08/15/25 2,174 2,162,670
Series 2023-A, Class A2B, (SOFR 30 day
Average + 0.65%), 5.97%, 02/17/26
(a)
. 5,637 5,640,152
Toyota Auto Receivables Owner Trust
Series 2022-B, Class A2A, 2.35%, 01/15/25 681 678,530
Series 2023-B, Class A2A, 5.28%, 05/15/26 3,260 3,244,349
Series 2023-B, Class A2B, (SOFR 30 day
Average at 0.52% Floor + 0.52%), 5.84%,
05/15/26
(a)
................... 3,102 3,100,135
Total Asset-Backed Securities — 5 .6%
(Cost: $ 67,559,619 ) .............................. 67,222,896
Corporate Bonds
Aerospace & Defense — 0.3%
Lockheed Martin Corp., 4.95%, 10/15/25 .. 2,220 2,203,875
RTX Corp., 5.00%, 02/27/26 .......... 1,595 1,567,420
3,771,295
Automobiles — 3.7%
(b)
BMW US Capital LLC
0.80% , 04/01/24 ................. 2,680 2,624,212
(SOFR Index + 0.53%), 5.86% , 04/01/24
(a)
15,615 15,624,013
(SOFR Index + 0.38%), 5.75% , 08/12/24
(a)
17,735 17,726,692
Mercedes-Benz Finance North America LLC,
5.38%, 08/01/25 ................ 3,330 3,317,757
Security
Par (000)
Par (000) Value
Automobiles (continued)
Volkswagen Group of America Finance LLC,
(1-day SOFR + 0.95%), 6.30%, 06/07/24
(a)
USD 5,140 $ 5,149,697
44,442,371
Banks — 16.0%
Australia & New Zealand Banking Group Ltd.,
5.09%, 12/08/25 ................ 3,245 3,209,234
Banco Santander SA
3.89% , 05/24/24 ................. 6,800 6,706,553
(1Y CMT + 0.45%), 5.77% , 06/30/24
(a)
.. 6,800 6,778,034
Bank of America Corp., (1-day SOFR + 0.41%),
5.76%, 06/14/24
(a)
............... 15,915 15,895,427
Banque Federative du Credit Mutuel SA,
4.94%, 01/26/26
(b)
............... 4,800 4,668,157
Citigroup, Inc., (1-day SOFR + 1.37%), 4.14%,
05/24/25
(a)
.................... 2,025 2,000,002
Cooperatieve Rabobank UA, 3.88%, 08/22/24 6,100 5,996,864
HSBC Holdings plc, 1.14%, 11/22/24
(a)
.... 3,785 3,773,641
JPMorgan Chase & Co., (1-day SOFR +
0.98%), 3.85%, 06/14/25
(a)
.......... 6,600 6,498,631
KeyBank NA
(SOFR Index + 0.32%), 5.67% , 06/14/24
(a)
14,355 14,036,686
(SOFR Index + 0.32%), 5.67% , 06/14/24
(a)
6,000 5,853,570
4.15% , 08/08/25 ................. 2,050 1,906,519
Mitsubishi UFJ Financial Group, Inc.
(a)
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.70%), 4.79% ,
07/18/25 .................... 9,410 9,302,964
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.55%), 5.06% ,
09/12/25 .................... 5,895 5,830,556
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.08%), 5.72% ,
02/20/26 .................... 3,600 3,577,412
National Australia Bank Ltd., 5.20%, 05/13/25 3,140 3,119,952
Nordea Bank Abp
(b)
3.60% , 06/06/25 ................. 4,425 4,270,177
4.75% , 09/22/25 ................. 6,100 5,973,711
PNC Financial Services Group, Inc. (The),
(SOFR Index + 1.09%), 5.67%, 10/28/25
(a)
5,450 5,394,901
Societe Generale SA, 4.35%, 06/13/25
(b)
... 5,000 4,859,864
Sumitomo Mitsui Financial Group, Inc.
0.51% , 01/12/24 ................. 3,380 3,343,841
5.46% , 01/13/26 ................. 4,800 4,736,695
Sumitomo Mitsui Trust Bank Ltd.
(b)
0.80% , 09/16/24 ................. 8,000 7,642,285
(1-day SOFR + 0.44%), 5.77% , 09/16/24
(a)
10,000 9,983,792
Svenska Handelsbanken AB, 3.65%, 06/10/25
(b)
6,600 6,369,574
Truist Bank, (1-day SOFR + 0.20%), 5.52%,
01/17/24
(a)
.................... 20,000 19,967,789
Wells Fargo Bank NA, 5.55%, 08/01/25 ... 3,340 3,328,088
Westpac Banking Corp.
5.35% , 10/18/24 ................. 5,500 5,478,779
1.02% , 11/18/24 ................. 2,395 2,280,288
(1-day SOFR + 0.30%), 5.66% , 11/18/24
(a)
8,985 8,967,447
191,751,433
Broadline Retail — 0.5%
eBay, Inc., 5.90%, 11/22/25 ........... 5,500 5,504,857
Capital Markets — 5.3%
Credit Suisse AG
0.50% , 02/02/24 ................. 2,670 2,626,705
(SOFR Index + 0.39%), 5.77% , 02/02/24
(a)
15,000 14,968,800
Deutsche Bank AG
Series E, (1-day SOFR + 0.50%), 5.88% ,
11/08/23
(a)
................... 13,175 13,174,433

Schedule of Investments
(unaudited) (continued)
October 31, 2023
BlackRock Short Obligations Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Capital Markets (continued)
4.16% , 05/13/25 ................. USD 3,900 $ 3,784,850
Morgan Stanley, (1-day SOFR + 0.46%),
5.77%, 01/25/24
(a)
............... 8,000 7,999,920
National Securities Clearing Corp., 5.15%,
05/30/25
(b)
.................... 1,230 1,221,097
UBS AG
(b)
(1-day SOFR + 0.36%), 5.74% , 02/09/24
(a)
5,000 4,997,842
0.70% , 08/09/24 ................. 3,680 3,531,267
(1-day SOFR + 0.45%), 5.83% , 08/09/24
(a)
6,775 6,762,195
1.38% , 01/13/25 ................. 4,430 4,181,608
63,248,717
Chemicals — 0.2%
Sherwin-Williams Co. (The), 4.05%, 08/08/24 2,775 2,733,702
Consumer Finance — 3.8%
American Express Co., 3.38%, 05/03/24 ... 2,695 2,661,744
American Honda Finance Corp., 0.75%,
08/09/24 ..................... 2,040 1,961,645
Capital One Financial Corp., (1-day SOFR +
1.37%), 4.17%, 05/09/25
(a)
.......... 6,800 6,662,325
Caterpillar Financial Services Corp.
0.60% , 09/13/24 ................. 6,730 6,444,861
(1-day SOFR + 0.27%), 5.62% , 09/13/24
(a)
12,325 12,322,042
John Deere Capital Corp., 3.40%, 06/06/25 . 4,310 4,174,289
PACCAR Financial Corp., 3.15%, 06/13/24 . 2,955 2,907,902
Toyota Motor Credit Corp.
(1-day SOFR + 0.62%), 5.93% , 06/13/24
(a)
3,635 3,638,810
4.40% , 09/20/24 ................. 5,000 4,943,603
45,717,221
Consumer Staples Distribution & Retail — 0.6%
Walmart, Inc., 3.90%, 09/09/25 ........ 7,000 6,838,191
Electric Utilities — 2.4%
Florida Power & Light Co.
(SOFR Index + 0.38%), 5.70% , 01/12/24
(a)
2,505 2,505,032
4.45% , 05/15/26 ................. 1,915 1,873,305
NextEra Energy Capital Holdings, Inc.
(SOFR Index + 0.40%), 5.78% , 11/03/23
(a)
20,000 19,999,995
6.05% , 03/01/25 ................. 915 914,476
Wisconsin Public Service Corp., 5.35%,
11/10/25 ..................... 2,720 2,711,116
28,003,924
Electronic Equipment, Instruments & Components — 0.1%
Amphenol Corp., 4.75%, 03/30/26 ....... 750 732,723
Financial Services — 2.5%
LSEGA Financing plc, 0.65%, 04/06/24
(b)
.. 3,120 3,046,416
National Rural Utilities Cooperative Finance
Corp., Series D, (1-day SOFR + 0.33%),
5.65%, 10/18/24
(a)
............... 5,000 4,993,705
Nationwide Building Society, 0.55%, 01/22/24
(b)
1,520 1,501,593
NTT Finance Corp., 4.14%, 07/26/24
(b)
.... 1,120 1,105,352
Siemens Financieringsmaatschappij NV, (1-day
SOFR + 0.43%), 5.78%, 03/11/24
(a) (b)
... 18,980 18,985,884
29,632,950
Food Products — 2.1%
(b)
Cargill, Inc., 4.88%, 10/10/25 .......... 5,185 5,129,308
Nestle Holdings, Inc.
0.61% , 09/14/24 ................. 15,000 14,365,513
4.00% , 09/12/25 ................. 6,200 6,066,224
25,561,045
Health Care Providers & Services — 0.5%
UnitedHealth Group, Inc., 5.00%, 10/15/24 . 6,000 5,965,904
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure — 0.3%
Starbucks Corp., (SOFR Index + 0.42%),
5.79%, 02/14/24
(a)
............... USD 3,490 $ 3,490,047
Insurance — 2.6%
(b)
Brighthouse Financial Global Funding, 1.20%,
12/15/23 ..................... 5,000 4,971,902
MassMutual Global Funding II, 4.15%, 08/26/25 2,238 2,177,780
New York Life Global Funding
3.15% , 06/06/24 ................. 3,360 3,308,054
(1-day SOFR + 0.70%), 6.05% , 06/13/25
(a)
3,700 3,708,490
3.60% , 08/05/25 ................. 6,200 5,996,677
Northwestern Mutual Global Funding, 4.00%,
07/01/25 ..................... 6,400 6,225,025
Pacific Life Global Funding II, (SOFR Index +
0.86%), 6.20%, 06/16/25
(a)
.......... 3,515 3,517,772
Principal Life Global Funding II
0.75% , 08/23/24 ................. 705 674,154
(1-day SOFR + 0.38%), 5.74% , 08/23/24
(a)
680 679,571
31,259,425
Machinery — 0.2%
Daimler Truck Finance North America LLC,
5.20%, 01/17/25
(b)
............... 2,545 2,522,488
Media — 0.1%
Comcast Corp., 5.25%, 11/07/25 ....... 1,000 994,693
Multi-Utilities — 0.2%
WEC Energy Group, Inc., 5.00%, 09/27/25 . 2,560 2,522,282
Oil, Gas & Consumable Fuels — 2.3%
Enbridge, Inc., (SOFR Index + 0.63%), 6.00%,
02/16/24
(a)
.................... 5,520 5,523,626
TransCanada PipeLines Ltd., 1.00%, 10/12/24 22,930 21,830,921
27,354,547
Pharmaceuticals — 1.1%
Pfizer Investment Enterprises Pte. Ltd., 4.65%,
05/19/25 ..................... 7,600 7,503,720
Roche Holdings, Inc., (1-day SOFR + 0.24%),
5.59%, 03/05/24
(a) (b)
.............. 5,370 5,370,792
12,874,512
Semiconductors & Semiconductor Equipment — 0.6%
Analog Devices, Inc., (SOFR Index + 0.25%),
5.58%, 10/01/24
(a)
............... 7,055 7,052,036
Specialty Retail — 0.6%
Home Depot, Inc. (The), 4.00%, 09/15/25 .. 1,910 1,863,078
Lowe's Cos., Inc.
4.40% , 09/08/25 ................. 4,150 4,056,907
4.80% , 04/01/26 ................. 1,760 1,723,826
7,643,811
Technology Hardware, Storage & Peripherals — 0.3%
Hewlett Packard Enterprise Co., 5.90%,
10/01/24 ..................... 3,600 3,593,506
Tobacco — 0.4%
Philip Morris International, Inc., 5.13%,
11/15/24 ..................... 5,000 4,965,778
Total Corporate Bonds — 46 .7%
(Cost: $ 565,593,980 ) ............................. 558,177,458

Schedule of Investments
(unaudited) (continued)
October 31, 2023
BlackRock Short Obligations Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Foreign Agency Obligations
Canada — 0.2%
CDP Financial, Inc., 4.50%
,
02/13/26
(b)
.... USD 2,523 $ 2,475,337
Total Foreign Agency Obligations — 0 .2%
(Cost: $ 2,518,452 ) .............................. 2,475,337
Municipal Bonds
Illinois — 0 .1%
State of Illinois , Series 2023A , GO ,
5.25% , 05/01/25 ................. 1,485 1,466,932
Other — 0 .3%
Taxable Municipal Funding Trust, Tender Option
Bond Trust Receipts/Certificates, Various
States
(b)(c)(d)
Series 2020-BTMFT-003 , RB ,
VRDN ( Barclays Bank plc LOC ),
5.60% , 01/16/25 ............... 900 900,000
Series 2020-11 , RB , VRDN ( Barclays Bank
plc LOC ), 5.60% , 11/02/23 ........ 2,220 2,220,000
3,120,000
Total Municipal Bonds — 0 .4%
(Cost: $ 4,605,000 ) .............................. 4,586,932
U.S. Treasury Obligations
U.S. Treasury Notes
4.75% , 07/31/25 ................. 6,220 6,179,424
5.00% , 08/31/25 ................. 3,020 3,013,630
Total U.S. Treasury Obligations — 0 .8%
(Cost: $ 9,185,413 ) .............................. 9,193,054
Total Long-Term Investments — 53.7%
(Cost: $ 649,462,464 ) ............................. 641,655,677
Short-Term Securities
Certificates of Deposit — 10.7%
Domestic — 1.2%
Bank of America NA , 5.90% , 05/14/24 ..... 6,530 6,529,504
Citibank NA , 5.88% , 05/08/24 .......... 4,490 4,488,868
Wells Fargo Bank NA , (1-day SOFR + 0.50%),
5.81% , 01/22/24
(a)
................ 4,000 4,002,848
15,021,220
Yankee — 9.5%
(e)
Bank of Montreal, Chicago
5.82% , 04/01/24 ................. 7,990 7,991,063
5.41% , 05/17/24 ................. 7,600 7,578,081
Bank of Nova Scotia (The), Houston , (1-day
SOFR + 0.49%), 5.80% , 01/26/24
(a)
.... 8,000 8,005,678
Barclays Bank plc, New York , 5.55% , 02/07/24 4,600 4,595,635
BNP Paribas SA, New York , 5.82% , 02/01/24 4,800 4,802,109
Canadian Imperial Bank of Commerce, New
York
5.40% , 02/08/24 ................. 4,000 3,996,661
5.80% , 06/07/24 ................. 3,760 3,756,538
(1-day SOFR + 0.64%), 5.95% , 07/22/24
(a)
4,500 4,506,406
5.96% , 09/20/24 ................. 6,000 6,002,250
Cooperatieve Rabobank UA, New York ,
5.18% , 02/01/24 ................. 5,000 4,992,228
Credit Suisse AG, New York , (SOFR Index +
0.54%), 5.86% , 01/19/24
(a)
.......... 3,000 3,002,077
Mizuho Bank Ltd., New York , 5.80% , 01/29/24 9,870 9,872,534
Security
Par (000)
Par (000) Value
Yankee (continued)
National Australia Bank Ltd., New York , (1-day
SOFR + 0.52%), 5.83% , 04/26/24
(a)
.... USD 3,970 $ 3,973,609
Natixis SA, New York , 5.15% , 11/02/23 .... 2,000 1,999,960
Royal Bank of Canada, New York
5.88% , 06/27/24 ................. 2,180 2,179,277
5.96% , 09/19/24 ................. 7,250 7,253,008
Toronto-Dominion Bank (The), New York
(1-day SOFR + 0.50%), 5.81% , 01/29/24
(a)
5,000 5,004,036
6.00% , 08/26/24 - 10/02/24 .......... 13,480 13,485,718
Toronto-Dominion Bank, New York ,
5.52% , 02/22/24 ................. 4,000 3,996,916
Westpac Banking Corp., New York , (1-day
SOFR + 0.32%), 5.63% , 11/06/23
(a)
..... 6,200 6,200,205
113,193,989
Total Certificates of Deposit — 10 .7%
(Cost: $ 128,220,136 ) ............................. 128,215,209
Commercial Paper — 25.4%
Amcor Finance USA, Inc.
(b)(f)
5.60% , 11/13/23 ................. 7,750 7,734,709
5.62% , 11/20/23 ................. 5,250 5,233,949
Ameren Corp., 5.57%
,
11/01/23
(f)
........ 10,000 9,998,494
American Electric Power Co., Inc., 5.62%
,
11/08/23
(b) (f)
..................... 4,000 3,995,168
American Honda Finance Corp.
(f)
5.60% , 11/08/23 ................. 4,250 4,244,887
5.74% , 11/16/23 ................. 5,000 4,987,895
5.77% , 01/08/24
(b)
................ 2,500 2,472,903
ANZ New Zealand Int'l Ltd.
(f)
5.37% , 11/09/23 ................. 5,660 5,652,467
5.90% , 06/17/24 ................. 7,250 6,993,236
BPCE SA, 5.93%
,
05/28/24
(f)
........... 12,850 12,424,761
Brookfield Corporate Treasury Ltd., 5.82%
,
11/02/23
(f)
...................... 11,750 11,746,432
CDP Financial, Inc., 5.35%
,
02/23/24
(b) (f)
... 7,000 6,876,917
Commonwealth Bank of Australia, (1-day SOFR
+ 0.50%), 5.81%
,
03/18/24
(a)
......... 3,700 3,702,790
DNB Bank ASA, 5.90%
,
06/13/24
(f)
....... 12,550 12,108,125
Eli Lilly & Co., 5.38%
,
11/14/23
(f)
......... 7,470 7,454,578
Estee Lauder Cos., Inc. (The), 5.48%
,
12/11/23
(f)
...................... 1,250 1,242,324
Eversource Energy, 5.58%
,
11/09/23
(b) (f)
.... 4,747 4,740,492
Fidelity National Information Services, Inc.
(f)
5.55% , 11/14/23 ................. 8,500 8,481,929
5.59% , 11/21/23
(b)
................ 4,360 4,346,004
GlaxoSmithKline LLC, 5.32%
,
11/06/23
(b) (f)
.. 3,900 3,896,537
Intercontinental Exchange, Inc.
(f)
5.54% , 11/03/23 ................. 6,000 5,997,174
5.55% , 11/09/23 ................. 9,200 9,186,991
LSEGA Financing plc, 5.54%
,
11/03/23
(f)
... 3,250 3,248,511
LVMH Moet Hennessy Louis Vuitton SE,
5.81%
,
05/23/24
(b) (f)
............... 1,951 1,889,498
Mackinac Funding Co. LLC, 5.63%
,
01/11/24
(f)
12,500 12,361,750
Macquarie Bank Ltd.
(f)
5.55% , 02/12/24 ................. 5,000 4,918,603
5.95% , 05/16/24
(b)
................ 4,780 4,630,252
Mercedes-Benz Finance North America LLC,
5.55%
,
01/11/24
(b) (f)
............... 5,467 5,406,972
Microchip Technology, Inc., 5.61%
,
11/17/23
(b) (f)
7,250 7,230,819
Mitsubishi HC Finance America LLC, 5.61%
,
11/06/23
(f)
...................... 3,000 2,997,266
MUFG Bank Ltd., 5.80%
,
01/17/24
(f)
...... 3,500 3,458,131

Schedule of Investments
(unaudited) (continued)
October 31, 2023
BlackRock Short Obligations Fund

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security
Par (000)
Par (000) Value
Commercial Paper (continued)
National Bank of Canada, 5.78%
,
02/23/24
(b) (f)
USD 9,130 $ 8,968,298
NatWest Markets plc, 5.91%
,
05/20/24
(b) (f)
.. 3,370 3,261,082
Penske Truck Leasing Co. LP
(f)
5.51% , 11/03/23 ................. 2,500 2,498,853
5.57% , 11/17/23
(b)
................ 6,250 6,233,465
Province of British Columbia Canada, 5.56%
,
01/11/24
(f)
...................... 3,190 3,155,676
Sanofi SA, 5.66%
,
04/08/24
(b) (f)
.......... 9,877 9,635,270
Sony Capital Corp., 5.55%
,
11/10/23
(f)
..... 13,110 13,090,096
Spire, Inc., 5.64%
,
11/28/23
(b) (f)
.......... 11,750 11,699,291
Suncorp-Metway Ltd., 5.90%
,
04/29/24
(b) (f)
.. 9,650 9,358,887
Verizon Communications, Inc., 5.49%
,
11/07/23
(b) (f)
..................... 15,210 15,193,941
VW Credit, Inc.
(f)
5.64% , 11/14/23 ................. 3,750 3,742,024
5.64% , 11/16/23 ................. 8,290 8,269,807
5.63% , 11/21/23
(b)
................ 5,420 5,402,582
Western Union Co. (The), 5.50%
,
11/01/23
(b) (f)
14,000 13,997,884
Total Commercial Paper — 25 .4%
(Cost: $ 304,226,452 ) ............................. 304,167,720
Security
Shares
Shares Value
Money Market Funds — 0.0%
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 5.24%
(g) (h)
................. 89,128 $ 89,128
Total Money Market Funds — 0 .0%
(Cost: $ 89,128 ) ................................ 89,128
Par (000)
Pa r (000)
U.S. Treasury Obligations — 1.3%
U.S. Treasury Bills
(f)
5.40% , 12/05/23 ................. USD 6,100 6,069,517
5.40% , 01/16/24 ................. 6,300 6,229,477
5.41% , 01/18/24 ................. 3,100 3,064,318
Total U.S. Treasury Obligations — 1 .3%
(Cost: $ 15,362,658 ) .............................. 15,363,312
Total Repurchase Agreements — 8 .7%
(Cost: $ 104,000,000 ) ............................. 104,000,000
Total Short-Term Securities — 46.1%
(Cost: $ 551,898,374 ) ............................. 551,835,369
Total Investments — 99 .8%
(Cost: $ 1,201,360,838 ) ........................... 1,193,491,046
Other Assets Less Liabilities — 0.2% ................... 2,692,173
Net Assets — 100.0% ..............................
$ 1,196,183,219
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(d)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(e)
Issuer is a U.S. branch of a foreign domiciled bank.
(f)
Rates are the current rate or a range of current rates as of period end.
(g)
Affiliate of the Fund.
(h)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
07/31/23
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/23
Shares
Held at
10/31/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class .. $ 135,471 $ — $ (46,343)
(a)
$ — $ — $ 89,128 89,128 $ 10,398 $ —
— —
(a)
Represents net amount purchased (sold).
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Schedule of Investments
(unaudited) (continued)
October 31, 2023
BlackRock Short Obligations Fund

Repurchase Agreements
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000) A t Value
Proceeds Including
Interest Position Original Par
Position Received,
At Value
Bank of America
Securities, Inc. ... 5 .64%
(a)
10/31/23 12/06/23 $ 12,250 $ 12,250,000 $ 12,319,090
U.S. Government
Sponsored Agency
Obligations, 7.17% to
9.02%, due 01/27/42 to
09/25/42 ......... $ 14,601,222 $ 14,700,001
5 .82
(a)
10/31/23 01/05/24 2,000 2,000,000 2,021,340
Corporate/Debt
Obligation, 3.66%, due
10/25/59 ......... 3,239,582 2,400,000
– –
$ 14,250,000 $ 17,100,001
– –
BNP Paribas SA .... 5 .68
(a)
10/31/23 02/04/24 8,250 8,250,000 8,374,960
Corporate/Debt
Obligations, 5.20% to
13.50%, due 11/01/25
to 06/01/41 ....... 9,433,613 9,479,038
– –
Citigroup Global Markets,
Inc. ........... 5 .62
(a)
10/31/23 01/02/24 16,000 16,000,000 16,157,360
Corporate/Debt
Obligations, 2.34% to
5.05%, due 04/30/50 to
03/22/53 ......... 26,843,000 16,800,379
5 .64
(a)
10/31/23 02/01/24 6,000 6,000,000 6,087,420
U.S. Government
Sponsored Agency
Obligations, 0.00% to
6.50%, due 04/25/53 to
03/25/60 ......... 230,618,135 6,634,616
– –
$ 22,000,000 $ 23,434,995
– –
Goldman Sachs & Co.
LLC ........... 5 .83
(a)
10/31/23 06/03/24 20,000 20,000,000 20,699,600
U.S. Government
Sponsored Agency
Obligations and
Corporate/Debt
Obligations, 0.00% to
15.00%, due 11/14/23
to 03/01/68 ....... 302,102,592 21,006,721
– –
Mizuho Securities USA
LLC ........... 5 .77
(a)
10/31/23 12/06/23 3,500 3,500,000 3,520,195
Corporate/Debt
Obligation, 11.00%, due
09/15/26 ......... 3,782,698 4,025,001
5 .87
(a)
10/31/23 01/31/24 19,000 19,000,000 19,285,021
Corporate/Debt
Obligations, 1.10% to
6.72%, due 06/15/29 to
01/25/49 ......... 25,372,932 20,330,000
– –
$ 22,500,000 $ 24,355,001
– –
Wells Fargo Securities
LLC ........... 5 .71
(a)
10/31/23 02/04/24 17,000 17,000,000 17,258,853
Corporate/Debt
Obligations, 0.75% to
7.15%, due 11/05/28 to
10/25/68 ......... 152,407,397 18,190,000
– –
$ 104,000,000 $ 113,565,756
– –
(a)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

Schedule of Investments
(unaudited) (continued)
October 31, 2023
BlackRock Short Obligations Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 67,222,896 $ — $ 67,222,896
Corporate Bonds ........................................ — 558,177,458 — 558,177,458
Foreign Agency Obligations ................................. — 2,475,337 — 2,475,337
Municipal Bonds ......................................... — 4,586,932 — 4,586,932
U.S. Treasury Obligations ................................... — 9,193,054 — 9,193,054
Short-Term Securities
Certificates of Deposit ..................................... — 128,215,209 — 128,215,209
Commercial Paper ....................................... — 304,167,720 — 304,167,720
Money Market Funds ...................................... 89,128 — — 89,128
Repurchase Agreements ................................... — 104,000,000 — 104,000,000
U.S. Treasury Obligations ................................... — 15,363,312 — 15,363,312
$ 89,128 $ 1,193,401,918 $ — $ 1,193,491,046
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
CMT Constant Maturity Treasury
GO General Obligation Bonds
LOC Letter of Credit
RB Revenue Bonds
SOFR Secured Overnight Financing Rate
VRDN Variable Rate Demand Notes